Schedule of Maturities Principal and Interest payments (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Debt Disclosure [Abstract]
2026		$ 4,912,284
2027	2,621,832	394,550
2028	717,130	394,550
2029	729,554	394,550
2030	592,673	394,550
2031	1,606,976	394,550
2032	329,464	307,378
2033	248,048	206,572
2034	185,099	143,836
2035 - 2044	973,056	876,283
Total bank and other borrowings repayments	8,003,832	8,419,103
Less: imputed interest	(927,009)	(792,185)
Total bank and other borrowings recognized in the Consolidated Balance Sheet	$ 7,076,823	$ 7,626,918